8. STOCK BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stock Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2013	10,000,000	0.03	4.14	$—
Granted	—	$—	—	—
Exercised	—	—	—
Forfeited	—	—	—	—
Outstanding	10,000,000	$0.03	3.88	$—
Exercisable	10,000,000	$0.03	3.88	$—